Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value	$ 2,156
Total liabilities, at fair value	3,532	$ 1,660
Bitcoin [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value	2,156
Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value	26	9	$ 26,243
P I P E Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value	2	14
P I P E Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value	1,593	1,637
Yorkville Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value	1,911
Standby Equity Purchase Agreement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Convertible Promissory Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value			26,243
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value	2,156
Total liabilities, at fair value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Bitcoin [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value	2,156
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | P I P E Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | P I P E Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Yorkville Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Standby Equity Purchase Agreement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Convertible Promissory Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value
Total liabilities, at fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Bitcoin [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | P I P E Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | P I P E Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Yorkville Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Standby Equity Purchase Agreement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Convertible Promissory Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value
Total liabilities, at fair value	3,532	1,660
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Bitcoin [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, at fair value
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value	26	9	26,243
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | P I P E Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value	2	14
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | P I P E Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value	1,593	$ 1,637
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Yorkville Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value	1,911
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Standby Equity Purchase Agreement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Convertible Promissory Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, at fair value			$ 26,243